FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Interest Rate Swap Liabilities
Notional Balance of Derivative Assets	$ 290,900
Linked Transactions
Notional Balance of Derivative Assets	$ 116,800